Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	R$ 358,703
Intangible Assets	439,526	R$ 358,703
Intangible Assets	439,526	358,703
Goodwill recognised as of acquisition date		213,123
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	404,978	433,249
Increase (decrease) through transfers, intangible assets and goodwill	(8,140)	(3,057)
Additions other than through business combinations, intangible assets other than goodwill	24,928	4,080
Decrease Through Write-offs, Intangible Assets and Goodwill	(211)	(578)
Acquisitions through business combinations, intangible assets and goodwill		1,021
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	9,185	(1,036)
Increase (decrease) through net exchange differences, intangible assets and goodwill	99,091	(28,701)
Intangible Assets	529,831	404,978
Intangible Assets	529,831	404,978
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(46,275)	(13,052)
Increase (decrease) through transfers, intangible assets and goodwill	9,522	3,396
Additions other than through business combinations, intangible assets other than goodwill	(9,784)	(7,944)
Decrease Through Write-offs, Intangible Assets and Goodwill	0	6
Acquisitions through business combinations, intangible assets and goodwill		(497)
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(30,941)	(28,858)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(12,827)	674
Intangible Assets	(90,305)	(46,275)
Intangible Assets	(90,305)	(46,275)
Trademarks and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	38,374
Intangible Assets	41,960	38,374
Intangible Assets	41,960	38,374
Trademarks and patents | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	44,424	36,580
Increase (decrease) through transfers, intangible assets and goodwill	19	10,108
Additions other than through business combinations, intangible assets other than goodwill	0	13
Decrease Through Write-offs, Intangible Assets and Goodwill	(4)	0
Acquisitions through business combinations, intangible assets and goodwill		369
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	0	(508)
Increase (decrease) through net exchange differences, intangible assets and goodwill	11,163	(2,138)
Intangible Assets	55,602	44,424
Intangible Assets	55,602	44,424
Trademarks and patents | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(6,050)	(1,239)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(5,306)	(4,987)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(2,286)	176
Intangible Assets	(13,642)	(6,050)
Intangible Assets	(13,642)	(6,050)
Computer software [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	17,271
Intangible Assets	27,753	17,271
Intangible Assets	27,753	17,271
Computer software [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	25,783	37,903
Increase (decrease) through transfers, intangible assets and goodwill	(2,849)	(13,165)
Additions other than through business combinations, intangible assets other than goodwill	10,961	4,067
Decrease Through Write-offs, Intangible Assets and Goodwill	(207)	(578)
Acquisitions through business combinations, intangible assets and goodwill		652
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	46	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	3,475	(3,096)
Intangible Assets	37,209	25,783
Intangible Assets	37,209	25,783
Computer software [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(8,512)	(2,906)
Increase (decrease) through transfers, intangible assets and goodwill	2,459	3,145
Additions other than through business combinations, intangible assets other than goodwill	(2,286)	(7,944)
Decrease Through Write-offs, Intangible Assets and Goodwill	0	6
Acquisitions through business combinations, intangible assets and goodwill		(497)
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(14)	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(1,103)	(316)
Intangible Assets	(9,456)	(8,512)
Intangible Assets	(9,456)	(8,512)
Client portfolio
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	290,825
Intangible Assets	360,575	290,825
Intangible Assets	360,575	290,825
Client portfolio | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	316,959	345,634
Increase (decrease) through transfers, intangible assets and goodwill	(5,310)	0
Additions other than through business combinations, intangible assets other than goodwill	13,967	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	9,139	(5,300)
Increase (decrease) through net exchange differences, intangible assets and goodwill	83,432	(23,375)
Intangible Assets	418,187	316,959
Intangible Assets	418,187	316,959
Client portfolio | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(26,134)	(6,841)
Increase (decrease) through transfers, intangible assets and goodwill	7,063	251
Additions other than through business combinations, intangible assets other than goodwill	(7,498)	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(21,948)	(20,373)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(9,095)	829
Intangible Assets	(57,612)	(26,134)
Intangible Assets	(57,612)	(26,134)
Know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	7,242
Intangible Assets	5,017	7,242
Intangible Assets	5,017	7,242
Know-how | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	11,201	10,237
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	0	900
Increase (decrease) through net exchange differences, intangible assets and goodwill	48	64
Intangible Assets	11,249	11,201
Intangible Assets	11,249	11,201
Know-how | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(3,959)	(1,775)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(2,248)	(2,157)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(25)	(27)
Intangible Assets	(6,232)	(3,959)
Intangible Assets	(6,232)	(3,959)
Non Compete
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	4,991
Intangible Assets	4,221	4,991
Intangible Assets	4,221	4,991
Non Compete | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	6,611	2,895
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	0	3,872
Increase (decrease) through net exchange differences, intangible assets and goodwill	973	(156)
Intangible Assets	7,584	6,611
Intangible Assets	7,584	6,611
Non Compete | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets	(1,620)	(291)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Decrease Through Write-offs, Intangible Assets and Goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill		0
Increase Decrease Through Fair Value Added Value, Intangible Assets And Goodwill	(1,425)	(1,341)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(318)	12
Intangible Assets	(3,363)	(1,620)
Intangible Assets	R$ (3,363)	R$ (1,620)